FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in the Trust Account	$ 3,923,804	$ 278,836,080
Cash withdrawn from trust account to pay franchise tax	231,500
Cash withdrawn from trust account in connection with redemption	275,102,280
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Transfer to Level 1	9,000,000.0
Transfer to Level 2	6,700,000
Cash [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in the Trust Account	$ 3,923,804	898
Money Market Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in the Trust Account		$ 278,835,182